Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents (note 6)	$ 65,300	$ 24,271
Trade and other receivables (note 7)	1,314	1,681
Inventory (note 8)	73	21
Income taxes receivable (note 22)	2,361	601
Prepaid expenses and other current assets (note 9)	1,772	1,040
Total current assets	70,820	27,614
Restricted cash equivalents (note 10)	335	338
Property, plant and equipment (note 11)	42	22
Right of use assets (note 12)	150	157
Identifiable intangible assets (note 13)	625	59
Goodwill (note 14)	8,130	8,815
Total assets	80,102	37,005
Current liabilities
Payables and accrued liabilities (note 15)	2,672	2,199
Current portion of provisions (note 16)	34	92
Income taxes payable (note 22)	115	123
Current portion of deferred revenues (note 5)	4,815	2,193
Current portion of lease liabilities (note 17)	130	135
Total current liabilities	7,766	4,742
Deferred revenues (note 5)	1,493	3,289
Deferred gain (note 13)	98
Lease liabilities (note 17)	31	49
Employee future benefits (note 18)	17,485	15,435
Provisions (note 16)	243	279
Total liabilities	27,116	23,794
SHAREHOLDERS’ EQUITY
Share capital (note 19)	293,410	235,008
Warrants (note 19)	5,085	12,402
Other capital (note 19)	89,788	89,505
Deficit	(334,619)	(322,659)
Accumulated other comprehensive loss	(678)	(1,045)
Total shareholders’ equity	52,986	13,211
Total liabilities and shareholders’ equity	$ 80,102	$ 37,005